COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule of Commitments
The following table lists the assets and portfolio of assets that the company, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at December 31, 2022 :

Region	Technology	Capacity	Consideration	The Company’s Economic Interest	Expected Close
Brazil	Wind	137 MW operating	BRL 529 million ($98 million)	23%	Q1 2023